FORM N-SAR

                                    ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending:  12/31/2005

Is this a transition report?  N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

  1. A. Registrant Name: COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company
     B. File Number: 811-09201
     C. Telephone Number: 3037373000

   2. A. Street: 8515 EAST ORCHARD ROAD
      B. City: GREENWOOD VILLAGE
      C. State COLORADO
      D. Zip Code: 80111
      E. Foreign Country:

3.   Is this the first filing on this form by Registrant? N

4.   Is this the last filing on this form by Registrant? N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6. Is Registrant a unit investment trust (UIT)? Y (If yes, complete only 111 through 132)

111. A. Great-West Life & Annuity Insurance Company
     B. 333-01173
     C. Greenwood Village, CO 80111

112.

113.

114. A. GWFS Equities, Inc.
     B. 8-033854
     C. Greenwood Village, CO 80111

115. A. Deloitte & Touche, LLP
     B. Denver, CO 80202

116. A. Y
     B. GREAT-WEST

117. A. Y
     B. Y
     C. N
     D. N
     E. N

118. 1

119. 0

120.

121. 1

122. 1

123. $26,459

124.

125. $0

126. $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                      Number of    Total Assets   Total Income
                                      Series       ($000's       Distributions
                                      Investing    omitted)     ($000's omitted
     o

A.       U.S. Treasury direct issue                  $                $
B.       U.S. Government agency                       $               $
C.       State and municipal tax-free                 $               $
D.       Public utility debt                          $               $
E.       Brokers or dealers debt or
debt of brokers' or dealers' parent                   $               $
F.       All other corporate intermed. &
long-term debt                                        $               $
G.       All other corporate short term debt          $               $
H.       Equity securities of brokers or
      dealers or parents of brokers or dealer         $               $
I.       Investment company equity securities         $               $
J.       All other equity securities               1  $  63,406       $
K.       Other securities                             $               $
L.       Total assets of all series of registrant  1  $  63,406       $


128. N (if answer is N, skip to #131)

131. $225

132.

133. Certification to be included.


Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village State of: Colorado     Date:  February 28, 2006

Name of Registrant, Depositor, or Trustee: COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


By: /s/ Beverly A. Byrne                Witness:  /s/ Jennifer M. Van Der Jagt
Beverly A. Byrne                                     Jennifer M. Van Der Jagt
Vice President, Counsel and Associate Secretary      Legal Assistant I